Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Allowance for Doubtful Accounts Receivable
As at January 1	$ 258	$ 2,720
Increase in allowance for doubtful accounts	279	6
Decrease in allowance due to subsequent collection	(235)	(7)
Write-off	(1)
Exchange difference	2	48
As at June 30	$ 303	$ 2,767